UNIT-BASED COMPENSATION	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
UNIT-BASED COMPENSATION
UNIT-BASED COMPENSATION
Long-Term Incentive Plan. The Long-Term Incentive Plan (the "LTIP") provides for equity awards to eligible officers, employees, consultants and directors of our general partner and its affiliates, thereby linking the recipients' compensation directly to SMLP’s performance. The LTIP is administered by our general partner's board of directors, though such administration function may be delegated to a committee appointed by the board. A total of 5.0 million common units was reserved for issuance pursuant to and in accordance with the LTIP. As of December 31, 2013, approximately 4.7 million common units remained available for future issuance.
The LTIP provides for the granting, from time to time, of unit-based awards, including common units, restricted units, phantom units, unit options, unit appreciation rights, distribution equivalent rights, profits interest units and other unit-based awards. Grants are made at the discretion of the board of directors or compensation committee of our general partner. The administrator of the LTIP may make grants under the LTIP that contain such terms, consistent with the LTIP, as the administrator may determine are appropriate, including vesting conditions. The administrator of the LTIP may, in its discretion, base vesting on the grantee's completion of a period of service or upon the achievement of specified financial objectives or other criteria or upon a change of control (as defined in the LTIP) or as otherwise described in an award agreement. Termination of employment prior to vesting will result in forfeiture of the awards, except in limited circumstances as described in the plan documents. Units that are canceled or forfeited will be available for delivery pursuant to other awards.
The following table presents phantom and restricted unit activity:

	Units	Weighted-average grant date fair value
Nonvested phantom and restricted units, January 1, 2012	—	$—
Phantom units granted	125,000	$20.00
Restricted units granted	6,558	$20.23
Nonvested phantom and restricted units, December 31, 2012	131,558	$20.00
Phantom units granted	155,330	$26.33
Restricted units granted	835	$27.50
Phantom units forfeited	(4,041)	$25.99
Nonvested phantom and restricted units, December 31, 2013	283,682	$23.41

A phantom unit is a notional unit that entitles the grantee to receive a common unit upon the vesting of the phantom unit or on a deferred basis upon specified future dates or events or, in the discretion of the administrator, cash equal to the fair market value of a common unit. Distribution equivalent rights for each phantom unit provide for a lump sum cash amount equal to the accrued distributions from the grant date to be paid in cash upon the vesting date. The phantom units granted in connection with the IPO vest on the third anniversary of the IPO. All other phantom unit grants vest ratably over a three-year period. Grant date fair value is determined based on the closing price our our common units on the date of grant multiplied by the number of phantom units awarded to the grantee. Upon vesting, phantom unit awards may be settled in cash and/or common units, at the discretion of the board of directors. The restricted units granted in 2012 and 2013 maintained the vesting provisions of the share-based compensation awards they replaced, each of which had an original vesting period of four years. See "—DFW Net Profits Interests" for additional information.
Upon vesting, management intends to settle all phantom unit awards with common units. As of December 31, 2013, the unrecognized unit-based compensation related to the LTIP was $3.6 million. Incremental unit-based compensation will be recorded over the remaining vesting period of 2.67 years. Due to the limited and immaterial forfeiture history associated with the grants under the LTIP, no forfeitures were assumed in the determination of estimated compensation expense.
Unit-based compensation recognized in general and administrative expense related to awards under the LTIP was as follows:

	Year ended December 31, 2013
	2013	2012	2011
	(In thousands)
SMLP unit-based compensation	$2,999	$269	$—

DFW Net Profits Interests. In connection with the formation of DFW Midstream in 2009, up to 5% of DFW Midstream's total membership interests were authorized for issuance as Class B membership interests (the "DFW Net Profits Interests"). Beginning in October 2012 and continuing into April 2013, we entered into a series of repurchases with the remaining seven holders of the then-outstanding DFW Net Profits Interests whereby we exchanged $12.2 million for their vested DFW Net Profits Interests and 7,393 SMLP restricted units for their unvested DFW Net Profits Interests. The repurchase prices were determined by valuing the vested and unvested net profits interests in relation to the enterprise value of DFW Midstream and represented fair value at the dates of repurchase. Upon the conclusion of these repurchase transactions, there were no remaining or outstanding DFW Net Profits Interests.
The DFW Net Profits Interests participated in distributions upon time vesting and the achievement of certain distribution targets to Class A members or higher priority vested DFW Net Profits Interests and were accounted for as compensatory awards. In addition to the net profits interests granted in 2009, additional DFW Net Profits Interests were granted on April 1, 2010 and July 28, 2010. Each grant vested ratably over four years and provided for accelerated vesting in certain limited circumstances, including a qualifying termination following a change in control (as defined in the underlying award agreement and LLC Agreement).
We determined the fair value of the DFW Net Profits Interests as of the respective grant dates for the grants made prior to that date with assistance from a third-party valuation expert in 2011. As such, the 2009 and 2010 awards were valued retrospectively. The DFW Net Profits Interests were valued utilizing an option pricing method, which modeled the Class A and Class B membership interests as call options on the underlying equity value of DFW Midstream and considered the rights and preferences of each class of equity in order to allocate a fair value to each class.
A significant input of the option pricing method was the enterprise value of DFW Midstream. We estimated the enterprise value utilizing a combination of the income and market approaches. The income approach utilized the discounted cash flow method, whereby we applied a discount rate to estimated future cash flows of DFW Midstream. Key inputs included forecasted gathering volumes, revenues and costs; unlevered equity betas of the DFW Midstream peer group; equity market risk premium; company-specific risk premium; and terminal growth rate. Under the market approach, trading multiples of the securities of publicly-traded peer companies were applied to DFW Midstream's estimated future cash flows.
Additional significant inputs used in the option pricing method included the length of holding period, discount for lack of marketability and volatility. We determined the length of holding period primarily based on our Sponsors' expectations as of the grant date. We estimated the discount for lack of marketability and volatility with assistance from a third-party valuation firm. We estimated the discount for lack of marketability using a protective put methodology. The protective put methodology consisted of estimating the cost to insure an investment in the DFW Net Profits Interests over the length of the holding period. Using the Black-Scholes option pricing model, we calculated the cost of a put option for the DFW Net Profits Interests as of the various grant dates. The discount for lack of marketability, in each case, was equal to the put option value divided by the value of the underlying membership interest. We estimated the expected volatility of the DFW Net Profits Interests based on the historical and implied volatilities of the securities of publicly-traded peer companies. We estimated historical volatility based on daily stock price returns over a look-back period commensurate with the length of the holding period for each grant date of DFW Net Profits Interests. We estimated implied volatility based on the average implied volatility of the publicly-traded peer companies using data from Standard & Poor's Capital IQ proprietary research tool. We based the expected volatility conclusions on consideration of both the historical and implied volatilities of the publicly-traded peer companies as of the various grant dates. The inputs we used in the option pricing method for the DFW Net Profits Interests by grant date were as follows:

	July 2010 grant	April 2010 grant	September 2009 grant
Length of holding period restriction (In years)	3.43	3.75	4.25
Discount for lack of marketability	35.9%	30.9%	34.8%
Volatility	53.7%	49.8%	52.5%

Information regarding the amount and grant date fair value of the vested and nonvested DFW Net Profits Interests were as follows:

	Year ended December 31,
	2013		2012		2011
	Percentage Interest	Weighted-average grant date fair value (per 1.0% of DFW Net Profits Interest)	Percentage Interest	Weighted-average grant date fair value (per 1.0% of DFW Net Profits Interest)	Percentage Interest	Weighted-average grant date fair value (per 1.0% of DFW Net Profits Interest)
	(Dollars in thousands)
Nonvested, beginning of period	0.038%	$1,650	1.750%	$306	2.850%	$295
Repurchased	0.038%	$1,650	0.000%	$—	0.000%	$—
Granted	0.000%	$—	0.000%	$—	0.000%	$—
Vested	0.000%	$—	1.644%	$256	1.100%	$277
Forfeited	0.000%	$—	0.069%	$765	0.400%	$220
Nonvested, end of period	0.000%	$—	0.038%	$1,650	1.750%	$306

Vested, end of period	0.000%	$—	4.294%	$257	2.650%	$258

We recognized non-cash compensation expense ratably over the four-year vesting period. Non-cash compensation expense, related to the DFW Net Profits Interests, recognized within general and administrative expense was as follows:

	Year ended December 31,
	2013	2012	2011
	(In thousands)
Non-cash compensation expense	$17	$688	$2,171

For the year ended December 31, 2011, non-cash compensation expense also included approximately $0.6 million of expense related to 2010 and 2009. During the year ended December 31, 2011, the Predecessor modified the awards to remove a rate of return payout hurdle. As a result of the modification, we valued the Class B Units immediately prior to and following the modification to determine incremental compensation expense. The modification resulted in the immediate recognition of $1.4 million of expense attributed to the previously vested Class B Units. This amount was included in compensation expense for the year ended December 31, 2011.
SMP Net Profits Interests. In connection with the formation of Summit Investments in 2009, up to 7.5% of total membership interests were authorized for issuance. SMP Net Profits Interests participate in distributions upon time vesting and the achievement of certain distribution targets to Class A members or higher priority vested SMP Net Profits Interests. The SMP Net Profits Interests are accounted for as compensatory awards. Additional SMP Net Profits Interests were granted in April 2010, April 2011, October 2011 and January 2012. All grants vest ratably over five years and provide for accelerated vesting in certain limited circumstances, including a qualifying termination following a change in control (as defined in the underlying award agreement and Summit LLC Agreement). As of December 31, 2012, 6.355% of SMP Net Profits Interests had been granted to certain members of management, and no SMP Net Profits Interests had been forfeited. The SMP Net Profits Interests were retained by the Predecessor and as such are not reflected in SMLP's financial statements subsequent to the IPO, except as noted below.
During the year ended December 31, 2013, Summit Investments allocated $0.5 million of its annual expense associated with the SMP Net Profits Interests to Red Rock Gathering. This amount is reflected in general and administrative expenses in the statement of operations.
We determined the fair value of the SMP Net Profits Interests as of the respective grant dates with assistance from a third-party valuation expert. The 2012 and 2011 awards were valued contemporaneously within the year issued, and the 2009 and 2010 awards were valued retrospectively in 2011. We valued the SMP Net Profits Interests utilizing an option pricing method, which models the Class A and Class B membership interests as call options on the underlying equity value of Summit Investments and considers the rights and preferences of each class of equity in order to allocate a fair value to each class.
A significant input of the option pricing method is the enterprise value of Summit Investments. We estimated enterprise value utilizing a combination of the income and market approaches. The income approach utilized the discounted cash flow method, whereby we applied a discount rate to estimated future cash flows of Summit Investments. Key inputs include forecasted gathering volumes; revenues and costs; unlevered equity betas of Summit Investments' peer group; equity market risk premium; company-specific risk premium; and terminal growth rate. Under the market approach, we applied trading multiples of the securities of publicly-traded peer companies to Summit Investments' estimated future cash flows.
Additional significant inputs used in the option pricing method include length of holding period, discount for lack of marketability and volatility. The length of holding period was primarily determined based upon our Sponsors' expectations as of the grant date. We estimated the discount for lack of marketability and volatility with assistance from a third-party valuation firm. We estimated the discount for lack of marketability using a protective put methodology. The protective put methodology consisted of estimating the cost to insure an investment in the SMP Net Profits Interests over the length of the holding period. Using the Black-Scholes option pricing model, we calculated the cost of a put option for the SMP Net Profits Interests as of the various grant dates. The discount for lack of marketability, in each case, is equal to the put option value divided by the value of the underlying membership interest. We estimated the expected volatility of the SMP Net Profits Interests based on the historical and implied volatilities of the securities of publicly-traded peer companies. We estimated historical volatility based on daily stock price returns over a look-back period commensurate with the length of the holding period for each grant of SMP Net Profits Interests. We estimated implied volatility based on the average implied volatility of the publicly-traded peer companies using data from Standard & Poor's Capital IQ proprietary research tool. We based the expected volatility conclusions on consideration of both the historical and implied volatilities of the publicly-traded peer companies as of the various grant dates.
The inputs used in the option pricing method for the SMP Net Profits Interests by grant date were as follows:

	January 2012 grant	October 2011 grant	April 2011 grant	April 2010 grant	September 2009 grant
Length of holding period restriction (In years)	2.93	3.21	4.75	3.75	4.25
Discount for lack of marketability	24.0%	33.1%	29.6%	30.9%	34.8%
Volatility	37.0%	49.3%	43.2%	49.8%	52.5%

Information regarding the amount and grant-date fair value of the vested and nonvested SMP Net Profits Interests for the periods in which they were reflected in our financial results was as follows:

	Year ended December 31,
	2012		2011
	Percentage Interest	Weighted-average grant date fair value (per 1.0% of SMP Net Profits Interest)	Percentage Interest	Weighted-average grant date fair value (per 1.0% of SMP Net Profits Interest)
	(Dollars in thousands)
Nonvested, beginning of period	3.958%	$1,003	2.944%	$601
Granted	0.500%	$1,780	2.000%	$1,505
Vested	1.271%	$965	0.986%	$818
Nonvested, end of period (1)	3.187%	$1,140	3.958%	$1,003

Vested, end of period	3.168%	$788	1.897%	$669

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(1) Nonvested net profits interests subsequent to the IPO reflect obligations of the Predecessor and not the Partnership.
We recognized non-cash compensation expense ratably over the vesting period. Non-cash compensation expense, related to the SMP Net Profits Interests, recognized in general and administrative expense for the periods in which they were reflected in our financial results was as follows:

	Year ended December 31,
	2013	2012	2011
		(In thousands)
Non-cash compensation expense (1)	$490	$919	$1,269

__________
(1) For the year ended December 31, 2013, reflects expenses allocated to Red Rock Gathering by Summit Investments prior to the Red Rock Drop Down
For the year ended December 31, 2011, non-cash compensation expense also included approximately $0.5 million of expense related to 2010 and 2009.